Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
NET SALES	$ 945,921	$ 922,100	$ 539,521
COST OF SALES	480,090	461,305	279,365
GROSS PROFIT	465,831	460,795	260,156
OPERATING EXPENSES
Research and development	188,532	164,291	121,784
Sales and marketing	31,537	28,813	24,805
General and administrative	31,447	21,822	15,604
Impairment of goodwill	0	0	17,489
Loss from settlement of litigation	390	0	0
Total operating expenses	251,906	214,926	179,682
OPERATING INCOME	213,925	245,869	80,474
NON-OPERATING INCOME (EXPENSES)
Loss from disposal of subsidiary			(293)
Unrealized holding gain on investment	896	0	0
Gain from disposal of short-term investments			169
Interest income	2,707	1,279	4,636
Foreign exchange gain (loss), net	(4,880)	193	619
Interest expense	(71)		(11)
Other income (loss), net	1	(77)	(36)
Total non-operating income (loss)	(1,347)	1,395	5,084
INCOME BEFORE INCOME TAX	212,578	247,264	85,558
INCOME TAX EXPENSE	40,068	47,262	5,812
NET INCOME	$ 172,510	$ 200,002	$ 79,746
EARNINGS PER ORDINARY SHARE:
Basic	$ 1.3	$ 1.43	$ 0.57
Diluted	$ 1.29	$ 1.43	$ 0.57
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	133,027	139,405	139,421
Diluted (Thousands)	133,553	139,968	139,910
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 5.19	$ 5.74	$ 2.29
Diluted	$ 5.17	$ 5.72	$ 2.28
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	33,257	34,851	34,855
Diluted (Thousands)	33,388	34,992	34,978